Tax Liabilities - Summary of Tax Liabilities (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current tax liabilities
Non-current tax liabilities	$ 342,209	$ 1,087,580
Current tax liabilities
Current tax liabilities	573,083,940	225,086,288
Facilities payment plans [member]
Non-current tax liabilities
Non-current tax liabilities	342,209	1,087,580
Income tax expense [member]
Current tax liabilities
Current tax liabilities	336,262,373	49,995,504
Value added tax [member]
Current tax liabilities
Current tax liabilities	149,872,919	102,065,724
Turnover tax [member]
Current tax liabilities
Current tax liabilities	38,557,514	23,546,780
Other taxes, withholdings and perceptions [member]
Current tax liabilities
Current tax liabilities	$ 48,391,134	$ 49,478,280